Borrowings - Warrants (Details)	Dec. 16, 2016	Sep. 12, 2017 $ / shares shares	Sep. 12, 2017 ₨ / shares shares	Mar. 31, 2017 shares	Jul. 24, 2015 $ / shares shares	Jul. 24, 2015 ₨ / shares shares	Nov. 27, 2013 $ / shares shares	Nov. 27, 2013 ₨ / shares shares
Series D Preference Shares | Silicon Valley Bank
Borrowings
Number of shares							31,293	31,293
Exercise price (in dollars per share) | (per share)							$ 7.19	₨ 465.36
Series E Preference Shares | Silicon Valley Bank
Borrowings
Number of shares							25,749	25,749
Exercise price (in dollars per share) | (per share)							$ 3.88	₨ 251.12
Ordinary shares
Borrowings
Reverse stock split, conversion ratio	5.4242194
Ordinary shares | Silicon Valley Bank
Borrowings
Number of shares issued upon conversion of warrants				10,865
Ordinary shares | Macquarie Corporate Holdings Pty Limited
Borrowings
Number of shares					46,458	46,458
Exercise price (in dollars per share) | (per share)					$ 26.90	₨ 1,751.46
Reverse stock split, conversion ratio	5.4242194
Ordinary shares | Innoven capital
Borrowings
Number of shares		154,000	154,000
Exercise price (in dollars per share) | (per share)		$ 12	₨ 781.32
Ordinary shares | Options
Borrowings
Reverse stock split, conversion ratio	5.4242194
Ordinary shares | Options | Macquarie Corporate Holdings Pty Limited
Borrowings
Reverse stock split, conversion ratio	5.4242194